Share based compensation - Fair value of RSUs granted estimated Using binomial model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation
Risk-free rate of return, minimum	4.09%	4.48%	3.79%
Risk-free rate of return, maximum	4.58%	4.69%	3.88%
Volatility, minimum	46.39%	47.09%	44.37%
Volatility, maximum	47.34%	47.34%	44.95%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years	10 years	10 years
2021 Option Plan
Share based compensation
Expected dividend yield	0.00%
Minimum
Share based compensation
Risk-free rate of return	1.38%
Issuance price (in USD per share)	$ 1.57	$ 1.14	$ 3.16
Maximum
Share based compensation
Risk-free rate of return	3.55%
Issuance price (in USD per share)	$ 2.11	$ 1.84	$ 8.02
RSU | Share Incentive Plan, 2022
Share based compensation
Risk-free rate of return, minimum	3.94%		2.65%
Risk-free rate of return, maximum	3.95%		4.25%
Risk-free rate of return		4.06%
Volatility, minimum	47.57%		44.58%
Volatility, maximum	47.65%		44.73%
Volatility rate		44.56%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years	10 years	10 years
RSU | Minimum | Share Incentive Plan, 2022
Share based compensation
Issuance price (in USD per share)	$ 1.72	$ 0.96	$ 3.68
RSU | Maximum | Share Incentive Plan, 2022
Share based compensation
Issuance price (in USD per share)	$ 2.50	$ 1.60	$ 6.91
Performance Shares
Share based compensation
Risk-free rate of return		4.26%
Volatility rate		43.25%
Expected dividend yield		0.00%
Issuance price (in USD per share)		$ 1.69
Expected terms		10 years